Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000078270 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078270 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078270 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078270 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078270 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078270 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078270 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078270 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078270 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078270 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078270 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000078270 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000078270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078270 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000078270 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078270 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078270 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078270 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078270 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078271 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078271 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078271 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078271 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078271 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078271 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078271 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078271 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078271 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078271 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078271 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000078271 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000078271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000078271 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000078271 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000078271 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000078271 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078271 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078271 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177203 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000177203 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000177203 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177203 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177203 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177203 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177203 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177203 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177203 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177203 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000177203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000177203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000177203 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000177203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000177203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000177203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000177203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000177203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219317 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219317 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000219317 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219317 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219317 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219317 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219317 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219317 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219317 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219317 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000219317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000219317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219317 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%